Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the condensed financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2019 or for any other interim period or for any other future fiscal year. These condensed financial statements should be read in conjunction with the Company's audited financial statements and notes thereto included in the prospectus dated May 1, 2019 filed with the SEC on May 3, 2019 (the “Prospectus”). The condensed balance sheet as of December 31, 2018 has been derived from the audited financial statements at that date. There have been no material changes in the Company’s significant accounting policies from those that were disclosed in the Prospectus, except as noted below.
Fiscal Year
The Company operates on a fiscal calendar year, and each interim quarter is comprised of one 5-week period and two 4-week periods, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth fiscal quarters may have more or fewer days included than a traditional 91-day fiscal quarter.
Management’s Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates made by the Company include trade promotion accruals; useful lives of property, plant and equipment; valuation of deferred tax assets; valuation of inventory; and the valuation of the fair value of common stock and preferred stock used to determine stock compensation expense and in the remeasurement of warrants and liabilities. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ from those estimates and such differences may be material to the condensed financial statements.
Reverse Stock Split
On January 2, 2019, the Company effected a 3-to-2 reverse stock split of its outstanding common stock and convertible preferred stock, including outstanding stock options and common and convertible preferred stock warrants. The reverse stock split did not result in an adjustment to par value. All references in the accompanying condensed financial statements and related notes to the number of shares of common stock, convertible preferred stock, warrants and options to purchase common stock and per share data reflect the effect of the reverse stock split.
Cash and Cash Equivalents
The Company maintains cash balances at one financial institution in the United States. The cash balances may, at times, exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation or FDIC up to $250,000. The Company considers all highly liquid investments with original maturity dates of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.
Deferred Offering Costs
Offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the IPO, were capitalized and offset against proceeds upon the consummation of the IPO. Total IPO issuance costs were $4.9 million, of which $2.4 million was incurred and paid as of December 31, 2018 and an additional $1.9 million was incurred and paid as of June 29, 2019.  Approximately $0.6 million of IPO issuance costs incurred in the six months ended June 29, 2019 remained unpaid in accounts payable as of June 29, 2019.
Stock Warrant Liability
The Company accounts for freestanding warrants to purchase shares of its convertible preferred stock or common stock as a liability, as the underlying shares of convertible preferred stock and common stock are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were recorded at fair value upon issuance and are subject to remeasurement at each balance sheet date. Any change in fair value is recognized in the condensed statements of operations in Total other expense, net.
Prior to the IPO, the Company had outstanding warrants to purchase an aggregate of 60,002 shares of its common stock at an exercise price of $3.00 per share, 121,694 shares of its Series B convertible preferred stock at an exercise price of $1.07 per share and 39,073 shares of its Series E convertible preferred stock at an exercise price of $3.68 per share. On May 6, 2019, in connection with the IPO, the warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for a total of 160,767 shares of common stock at the same respective exercise price per share. Subsequent to the closing of the IPO, all outstanding warrants to purchase shares of common stock were cashless exercised.
Fair Value of Financial Instruments
The fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest.
The three levels are defined as follows:

•
Level 1—Unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which significant value drivers are observable.

•	Level 3—Valuations derived from valuation techniques in which significant value drivers are unobservable.
The Company’s financial instruments include cash equivalents, accounts receivable, accounts payable, and accrued expenses, for which the carrying amounts approximate fair value due to the short-term maturity of these financial instruments. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying value of the line of credit, term debt with its bank, and equipment loan approximate fair value as well.
The Company had no financial instruments measured at fair value on a recurring basis as of June 29, 2019. Prior to the IPO, the stock warrant liability was measured at fair value using Level 3 inputs upon issuance and at each reporting date. Inputs used to determine the estimated fair value of the warrant liability as of the valuation date included expected term of the warrants, the risk-free interest rate, volatility, and the fair value of underlying shares.
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis based on the fair value hierarchy as of December 31, 2018 (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$1,441	$1,441
Common stock warrant liability	—	—	477	477
Total	$—	$—	$1,918	$1,918

The following table sets forth a summary of the changes in the fair value of the preferred and common stock warrant liabilities:

	For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018
Beginning balance	$1,918	$550
Fair value of warrants issued during the period	—	248
Change in fair value of warrant liability	12,503	259
Reclassification of warrant liability to additional paid-in capital in connection with the IPO	(14,421)	—
Ending balance	$—	$1,057

The Company remeasured and reclassified the common stock warrant liability to additional paid-in-capital in connection with the IPO. Subsequent to the closing of the IPO, all outstanding warrants to purchase shares of common stock were cashless exercised and no warrants were outstanding as of June 29, 2019.
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which, along with subsequent ASUs, amends the existing accounting standards for revenue recognition (“Topic 606”). This guidance is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled to receive when products are transferred to customers. ASU 2014-09 was effective for the Company beginning January 1, 2019. The majority of the Company’s contracts with customers generally consist of a single performance obligation to transfer promised goods. Based on the Company’s evaluation process and review of its contracts with customers, the timing and amount of revenue recognized based on ASU 2014-09 is consistent with the Company’s revenue recognition policy under previous guidance. The Company has therefore concluded that the adoption of ASU 2014-09 did not have a material impact on its financial position, results of operations, or cash flows.
Revenue is recognized at the point in which the performance obligation under the terms of a contract with the customer have been satisfied and control has transferred. The Company’s performance obligation is typically defined as the accepted purchase order, or the contract, with the customer which requires the Company to deliver the requested products at agreed upon prices at the time and location of the customer’s choice. The Company does not offer warranties or a right to return on the products it sells except in the instance of a product recall.
Revenue is measured as the amount of consideration the Company expects to receive in exchange for fulfilling the performance obligation. Sales and other taxes the Company collects concurrent with the sale of products are excluded from revenue. The Company's normal payment terms vary by the type and location of its customers and the products offered. The time between invoicing and when payment is due is not significant. None of the Company's contracts as of June 29, 2019 contain a significant financing component.
The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. At the end of each accounting period, the Company recognizes a liability for estimated sales discounts that have been incurred but not paid which totaled $1.1 million and $0.8 million as of June 29, 2019 and December 31, 2018, respectively. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.
The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. The incremental cost to obtain contracts was not material.
The Company’s net revenues by platform and channel are included in the tables below:

	For the Three Months Ended		For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Net revenues:
Gross Fresh Platform	$67,722	$15,119	$106,528	$24,715
Gross Frozen Platform	5,639	4,506	10,151	9,254
Less: Discounts	(6,110)	(2,258)	(9,222)	(3,826)
Net revenues	$67,251	$17,367	$107,457	$30,143

	For the Three Months Ended		For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Net revenues:
Retail	$34,120	$11,684	$53,699	$20,972
Restaurant and Foodservice	33,131	5,683	53,758	9,171
Net revenues	$67,251	$17,367	$107,457	$30,143

Two distributors accounted for approximately 22% and 20%, respectively, of the Company’s gross revenues in the three months ended June 29, 2019; and three distributors accounted for approximately 39%, 15% and 15%, respectively, of the Company’s gross revenues in the three months ended June 30, 2018. Two distributors accounted for approximately 22% and 21%, respectively, of the Company’s gross revenues in the six months ended June 29, 2019; and three distributors accounted for approximately 37%, 15% and 13%, respectively, of the Company’s gross revenues in the six months ended June 30, 2018.
Approximately 12% of the Company’s net revenues in the three months ended June 29, 2019 was from international sales excluding sales in Canada as compared to approximately 3% in the three months ended June 30, 2018. Approximately 13% of the Company’s net revenues in the six months ended June 29, 2019 was from international sales excluding sales in Canada as compared to approximately 2% in the six months ended June 30, 2018. Net revenues from sales to the Canadian market are included with net revenues from sales to the United States market.
Shipping and Handling Costs
Outbound shipping and handling costs included in selling, general and administrative (“SG&A”) expenses in the three months ended June 29, 2019 and June 30, 2018 were $2.6 million and $1.8 million, respectively, and in the six months ended June 29, 2019 and June 30, 2018 were $3.9 million and $2.8 million, respectively.
Earnings (Loss) Per Share
Earnings (loss) per share (“EPS”) represents net income attributable to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted EPS represents net income attributable to common stockholders divided by the weighted-average number of common shares outstanding, inclusive of the dilutive impact of potential common shares outstanding during the period. Such potential common shares include options, restricted stock units (“RSUs”), warrants and convertible preferred stock. In periods when the Company records net loss, potential common shares are excluded in the computation of EPS because their inclusion would be anti-dilutive. See Note 11.
Related-Party Transactions
Seth Goldman
The Company entered into a consulting agreement with Seth Goldman, the Company’s Executive Chair, on March 2, 2016, which was amended and restated on November 15, 2018 and further amended on April 8, 2019. Pursuant to the consulting agreement, the Company will pay Mr. Goldman $20,210.33 per month for services rendered under the consulting agreement and, on the date of each annual meeting of the Company’s stockholders after which Mr. Goldman’s non-employee service on the board of directors will continue, the Company has agreed to grant Mr. Goldman a restricted stock unit award under the 2018 Equity Incentive Plan (the “Plan”), having a grant date fair value of $105,000. Each restricted stock unit grant will vest based on continued service in equal monthly installments over the 12-month period following the grant date, provided it will vest in full immediately prior to, and contingent upon, a change in control of the company.
The consulting agreement may be terminated by either party at any time upon 120 business days’ written notice. In the event of a default in the performance of the consulting agreement or material breach of any obligations under the consulting agreement, the non-breaching party may terminate the consulting agreement immediately if the breaching party fails to cure the breach within 30 business days after having received written notice by the non-breaching party of the default or breach.
Bernhard van Lengerich
The Company first entered into an advisor agreement with Food System Strategies, LLC in October 2015. Bernhard van Lengerich. Ph.D., a member of the Company’s Board of Directors, is the Chief Executive Officer of Food System Strategies, LLC. Pursuant to this advisor agreement, the Company paid Food System Strategies, LLC $4,000 for each day Dr. van Lengerich provided services, provided the Company paid Food System Strategies, LLC for at least two days of services per month. In February 2016, the Company entered into a new advisor agreement with Food System Strategies, LLC, which superseded the original agreement and provided for a $25,000 monthly retainer and a non-qualified stock option covering 798,848 shares, which vested in equal monthly installments over three years in consideration of Dr. van Lengerich providing services as the Company’s interim Chief Technical Officer and head of research and development, and the increased time commitment associated with these roles. In December 2016, the advisor agreement was amended to provide for a $10,000 monthly retainer to reflect the fact that Dr. van Lengerich would only be providing advisory services five to six days a month going forward. The advisor agreement may be terminated at any time upon written notice to the other party.
Donald Thompson
In the six months ended June 30, 2018, the Company incurred consulting costs payable to a company associated with Donald Thompson, a member of the Company’s Board of Directors, in the amount of $47,162. The Company did not incur any such consulting costs in the six months ended June 29, 2019.
Recently Adopted Accounting Pronouncements
In June 2018, the FASB issued ASU No. 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). Under ASU 2018-07, the measurement of equity-classified nonemployee awards will be fixed at the grant date, and nonpublic entities are allowed to account for nonemployee awards using certain practical expedients that are already available for employee awards. The amendments in ASU 2018-07 are effective for nonpublic business entities for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than the Company’s adoption date of Topic 606. The Company early adopted ASU 2018-07 beginning January 1, 2019 along with its adoption of ASU 2014-09. Pursuant to ASU 2018-07, the measurement of equity classified nonemployee awards will be fixed at the grant date, as compared to the previous requirement to remeasure the awards through the performance completion date.
New Accounting Pronouncements
As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which makes amendments to the guidance in GAAP on the classification and measurement of financial instruments. ASU 2016-01 significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. For all entities other than public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2018, including interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company expects to adopt and implement ASU 2016-01 for the year ending December 31, 2019 and for interim periods beginning January 1, 2020. The Company does not expect that adoption of ASU 2016-01 will have a material impact on the Company’s financial position, results of operations, or cash flows.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires lessees to generally recognize most operating leases on the balance sheets but record expenses on the income statements in a manner similar to current accounting. ASU 2016-02 along with subsequent ASU’s on Topic 842 is effective for nonpublic companies for the annual reporting period beginning after December 15, 2019, and, therefore, effective for the Company beginning January 1, 2020. Early application is permitted. The Company is currently evaluating the impact ASU 2016-02 will have on its financial statements and currently expects that most operating lease commitments will be subject to ASU 2016-02 and will be recognized as operating lease liabilities and right-of-use assets upon adoption. While the Company has not yet quantified the impact, adjustments resulting from the adoption of ASU 2016-02 will materially increase total assets and total liabilities relative to such amounts reported prior to adoption.

Summary of Significant Accounting Policies
Basis of Presentation
The financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America or US GAAP.
Fiscal Year
The Company operates on a fiscal calendar year, and each interim quarter is comprised of one 5-week period and two 4-week periods, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth fiscal quarters may have more or fewer days included than a traditional 91-day fiscal quarter.
Segment Information
The Company has one operating segment and one reportable segment, as the Company’s chief operating decision maker, who is the Company’s Chief Executive Officer, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance.
Management’s Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material to the financial statements. Significant accounting estimates made by the Company include trade promotion accruals; useful lives of property, plant and equipment; valuation of deferred taxes; valuation of inventory; and the valuation of the fair value of common stock and preferred stock used to determine stock compensation expense and in the remeasurement of warrants and liabilities.
Reverse Stock Split
On January 2, 2019, the Company effected a 3-to-2 reverse stock split of its outstanding common stock and convertible preferred stock, including outstanding stock options and common and convertible preferred stock warrants. The reverse stock split did not result in an adjustment to par value. All references in the accompanying financial statements and related notes to the number of shares of common stock, convertible preferred stock, warrants and options to purchase common stock and per share data have been revised on a retroactive basis for all periods presented to reflect the effect of the reverse stock split.
Cash and Cash Equivalents
The Company maintains cash balances at one financial institution in the United States. The cash balances may, at times, exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation or FDIC up to $250,000. The Company considers all highly liquid investments with original maturity dates of 90 days or less to be cash equivalents. Prior to 2018, the Company did not hold any cash equivalents.
Accounts Receivable
The Company records accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any anticipated losses on the accounts receivable balances and recorded in allowance for doubtful accounts. Allowance for doubtful accounts is calculated based on the Company’s history of write-offs, level of past due accounts, and relationships with and economic status of the Company’s distributors or customers. The Company had no allowance for doubtful accounts as of December 31, 2017 or 2018.
Inventories and Cost of Goods Sold
Inventories are recorded at lower of cost or net realizable value. The Company accounts for inventory using the weighted average cost method. In addition to product cost, inventory costs include expenditures such as direct labor and certain supply and overhead expenses including in-bound shipping and handling costs incurred in bringing the inventory to its existing condition and location. Inventories are comprised primarily of raw materials, direct labor, and overhead costs. Weighted average cost method is used to absorb raw materials, direct labor, and overhead into inventory. The Company reviews inventory quantities on hand and records a provision for excess and obsolete inventory based primarily on historical demand, and the age of the inventory, among other factors.
Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation and are depreciated using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	3 years
Manufacturing equipment	5 to 10 years
Research and development equipment	5 to 10 years
Software and computer equipment	3 years
Vehicles	5 years

Leasehold improvements are depreciated on a straight-line basis over the lesser of the estimated useful life of the asset or the remaining lease term. When assets are sold or retired, the asset and related accumulated depreciation are removed from the respective account balances and any gain or loss on disposal is included in loss from operations. Expenditures for repairs and maintenance are charged directly to expense when incurred. See Note 5.
Impairment of Long-Lived Assets
Long-lived assets, including property and equipment, are reviewed by management for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable. When events or circumstances indicate that impairment may be present, management evaluates the probability that future undiscounted net cash flows received will be less than the carrying amount of the asset. If projected future undiscounted cash flows are less than the carrying value of an asset, then such assets are written down to their fair values. Other than the write off of certain property, plant and equipment in connection with the restructuring efforts disclosed in Note 3, the Company concluded that no long-lived assets were impaired during the fiscal years ended December 31, 2016, 2017 and 2018.
Deferred Offering Costs
Deferred offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the proposed initial public offering, are capitalized. The deferred offering costs will be offset against proceeds from the planned initial public offering upon the closing of the offering. In the event the planned offering is terminated, all deferred offering costs will be expensed. As of December 31, 2018, $3.2 million of deferred offering costs have been recorded in prepaid expenses and other current assets. There were no deferred offering costs prior to 2018.
Stock Warrant Liability
The Company accounts for freestanding warrants to purchase shares of its convertible preferred stock or common stock as a liability, as the underlying shares of convertible preferred stock and common stock are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were recorded at fair value upon issuance and are subject to remeasurement at each balance sheet date. Any change in fair value is recognized in the statements of operations in other expense. The Company will continue to adjust the warrant liability for changes in fair value until the earlier of the exercise of the warrants, the completion of a deemed liquidation event, or the conversion of convertible preferred stock into common stock.
Income Taxes
The Company is subject to federal and state income taxes. The Company uses the asset and liability method of accounting for income taxes as set forth in the authoritative guidance for accounting for income taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the respective carrying amounts and tax basis of assets and liabilities. A valuation allowance is established against the portion of deferred tax assets that the Company believes will not be realized on a more likely than not basis.
With respect to uncertain tax positions, the Company recognizes in its financial statements those tax positions determined to be more likely than not of being sustained upon examination, based on the technical merits of the positions. The Company’s policy is to recognize, when applicable, interest and penalties on uncertain tax positions as part of income tax expense. See Note 10.
Fair Value of Financial Instruments
The fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest.
The three levels are defined as follows:

•
Level 1—Unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which significant value drivers are observable.

•	Level 3—Valuations derived from valuation techniques in which significant value drivers are unobservable.
The Company’s financial instruments include cash equivalents, accounts receivable, accounts payable, accrued expenses, and short-term debt for which the carrying amounts approximate fair value due to the short-term maturity of these financial instruments. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying value of the line of credit and term debt with its bank approximate fair value as well. The fair value of long-term promissory note debt at December 31, 2017 was $1.48 million, as determined using the estimated net present value of expected future cash flows reflecting the Company’s own assumptions (Level 3). The long-term promissory note debt was paid off as of December 31, 2018.
The following table sets forth our financial instruments that were measured at fair value on a recurring basis based on the fair value hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$550	$550
Total	$—	$—	$550	$550

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$1,441	$1,441
Common stock warrant liability	—	—	477	477
Total	$—	$—	$1,918	$1,918

There were no transfers of financial assets or liabilities into or out of Level 1, Level 2 or Level 3 for 2017 and 2018. The key assumptions used in the Black-Scholes option-pricing model for the valuation of the preferred stock warrant liability upon remeasurement were as follows:

	For the Year Ended December 31,
	2016	2017	2018
Expected term (in years)	3.0	3.0	2.0
Fair value of underlying shares	$2.12	$3.00	$19.02
Volatility	55.0%	55.0%	55.0%
Risk-free interest rate	1.47%	1.98%	2.48%
Dividend yield	—	—	—
Generally, increases or decreases in the fair value of the underlying convertible preferred stock would result in a directionally similar impact in the fair value measurement of the associated warrant liability.
The following table sets forth a summary of the changes in the fair value of the preferred and common stock warrant liabilities:

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Beginning balance	$—	$165	$550
Fair value of warrants issued during the period	165	—	248
Change in fair value of warrant liability	—	385	1,120
Ending balance	$165	$550	$1,918

Leases
The Company leases certain equipment used in the research and development and operations under both capital and operating lease agreements. An asset and a corresponding liability for the capital lease obligations are established for the cost of a capital lease. Capital lease assets are included in property, plant and equipment—net in the Company’s balance sheets. Operating lease costs are recognized as rent expense on a straight-line basis over the applicable lease terms. See Note 9.
Contingencies
The Company is subject to a range of claims, lawsuits, and administrative proceedings that arise in the ordinary course of business. The Company accrues a liability (which amount includes litigation costs expected to be incurred) and charges operations for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated, in accordance with the recognition criteria of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 450, Contingencies. Estimating liabilities and costs associated with these matters require significant judgment based upon the professional knowledge and experience of management and its legal counsel. See Note 9.
Revenue Recognition
The Company recognizes revenues when realized or realizable and earned. Revenue transactions represent sales of inventory. Revenue is recognized upon the transfer of the title to the product, ownership, and risk of loss to the customer, which typically occurs on the date of receipt of the product by the customer. The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. At the end of each accounting period, the Company recognizes a liability for estimated sales discounts that have been incurred but not paid. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.
Our net revenues by platform and channel are included in the tables below:

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Net revenues:
Fresh	$813	$18,109	$81,686
Frozen	18,236	19,588	15,896
Less: Discounts	(2,867)	(5,116)	(9,648)
Total net revenues	$16,182	$32,581	$87,934

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Net revenues:
Retail	$12,342	$25,490	$50,779
Restaurant and Foodservice	3,840	7,091	37,155
Total net revenues	$16,182	$32,581	$87,934

Three distributors accounted for approximately 31%, 16% and 12%, respectively, of our revenues in 2016; 38%, 10% and 10%, respectively, of our revenues in 2017; and 32%, 21% and 13%, respectively, of our revenues in 2018, which were primarily related to sales in the United States and Canada. In 2017, one customer accounted for 10% of our revenues. No other customer accounted for more than 10% of our revenues in 2016 or 2018. Approximately 7% of our net revenues in 2018 was from international sales. International sales in prior years were immaterial.
Earnings (Loss) Per Share
Earnings (loss) per share (“EPS”) represents net income attributable to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted EPS represents net income attributable to common stockholders divided by the weighted-average number of common shares outstanding, inclusive of the dilutive impact of potential common shares outstanding during the period. Such potential common shares include options, warrants and convertible preferred stock. In periods when the Company records net loss, potential common shares are excluded in the computation of EPS because their inclusion would be anti-dilutive. See Note 11.
Prepaid Expenses
Prepaid expenses primarily include prepaid rent and insurance, which are expensed in the period to which they relate.
Selling, General and Administrative Expenses
Selling, general and administrative or SG&A expenses are primarily comprised of marketing expenses, selling expenses, administrative expenses, depreciation and amortization expense on non-manufacturing assets, and other miscellaneous operating items. Included in SG&A expenses are advertising costs, and out-bound shipping and handling costs which are charged to expense as incurred. Advertising costs in the years ended December 31, 2016, 2017 and 2018 were $15,000, $0.3 million and $62,000, respectively. Non-advertising related components of the Company’s total marketing expenditures include costs associated with consumer promotions, product sampling, and sales aids, which are also included in SG&A. SG&A expenses in the year ended December 31, 2016 include $2.9 million in costs to transition certain manufacturing and packaging operations from the Company’s existing manufacturing facility in Columbia, Missouri to a co-packer.
Shipping and Handling Costs
The Company does not bill its distributors or customers shipping and handling fees. The Company’s products are predominantly shipped to its distributors or customers as “FOB Destination,” with control of the products transferred to the customer at the destination. In-bound shipping and handling costs incurred in manufacturing a product are included in inventory and reflected in cost of goods sold when the sale of that product is recognized. Outbound shipping and handling costs are considered as fulfillment costs and are recorded in SG&A expenses. Outbound shipping and handling costs in the years ended December 31, 2016, 2017 and 2018 were $1.4 million, $3.4 million and $6.1 million, respectively. Outbound shipping and handling costs in the year ended December 31, 2017 included $0.8 million related to the termination of the exclusive supply agreement with a co-manufacturer.
Research and Development
Research and development costs, which includes research for the Beyond Burger, our flagship product that we launched in May 2016, enhancements to existing products and new product development, are expensed in the period incurred. Research and development expenses in the years ended December 31, 2016, 2017 and 2018, were $5.8 million, $5.7 million and $9.6 million, respectively.
Share-Based Compensation
The Company measures all share-based compensation cost at the grant date, based on the fair values of the awards that are ultimately expected to vest, and recognizes that cost as an expense on a straight line-basis in its statements of operations over the requisite service period. The Company estimates the fair value of option awards using the Black-Scholes option valuation model, which requires management to make certain assumptions for estimating the fair value of stock options at the date of grant including the fair value and projected volatility of the underlying common stock and the expected term of the award. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Because the Company’s stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimates, in management’s opinion, the existing models may not necessarily provide a reliable single measure of the fair value of the Company’s stock options. Although the fair value of stock options is determined using an option valuation model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.
In addition, the Company estimates the expected impact of forfeited awards and recognizes share-based compensation cost only for those awards ultimately expected to vest. If actual forfeiture rates differ materially from the Company’s estimates, share-based compensation expense could differ significantly from the amounts the Company has recorded in the current period. The Company periodically reviews actual forfeiture experience and will revise its estimates, as necessary. The Company will recognize as compensation cost the cumulative effect of the change in estimated forfeiture rates on current and prior periods in earnings of the period of revision. As a result, if the Company revises its assumptions and estimates, the Company’s share-based compensation expense could change materially in the future. See Note 8.
Employee Benefit Plan
On January 1, 2017 the Company initiated a 401(k) retirement saving plan for the benefit of eligible employees. Under terms of this plan, eligible employees are able to make contributions of their wages on a tax-deferred basis. The Company is authorized to, but has not made matching contributions.
Restructuring Plan
The Company accounts for exit or disposal of activities in accordance with ASC 420, Exit or Disposal Cost Obligations. The Company defines a business restructuring as an exit or disposal activity that includes but is not limited to a program which is planned and controlled by management and materially changes either the scope of a business or the manner in which that business is conducted. Business restructuring charges may include (i) contract termination costs and (ii) other related costs associated with exit or disposal activities.
Contract termination costs include costs to terminate a contract or costs that will continue to be incurred under the contract without benefit to the Company. A liability is recognized and measured at its fair value when the Company either terminates the contract or ceases using the rights conveyed by the contract. See Note 3.
Related-Party Transactions
Seth Goldman
The Company entered into a consulting agreement with Seth Goldman, the Company’s Executive Chair, on March 2, 2016. Pursuant to the consulting agreement, the Company will pay Mr. Goldman $14,585.33 per month for services rendered under the consulting agreement. The consulting agreement may be terminated at any time upon 120 business days’ written notice. In the event of a default in the performance of the consulting agreement or material breach of any obligations under the consulting agreement, the non-breaching party may terminate the consulting agreement immediately if the breaching party fails to cure the breach within 30 business days after having received written notice by the non-breaching party of the default or breach.
Bernhard van Lengerich
The Company first entered into an advisor agreement with Food System Strategies, LLC in October 2015. Bernhard van Lengerich. Ph.D., a member of the Company’s Board of Directors, is the Chief Executive Officer of Food System Strategies, LLC. Pursuant to this advisor agreement, the Company paid Food System Strategies, LLC $4,000 for each day Dr. van Lengerich provided services, provided the Company paid Food System Strategies, LLC for at least two days of services per month. In February 2016, the Company entered into a new advisor agreement with Food System Strategies, LLC, which superseded the original agreement and provided for a $25,000 monthly retainer and a non-qualified stock option covering 798,848 shares, which vested in equal monthly installments over three years in consideration of Dr. van Lengerich providing services as our interim Chief Technical Officer and head of research and development, and the increased time commitment associated with these roles. In December 2016, the advisor agreement was amended to provide for a $10,000 monthly retainer to reflect the fact that Dr. van Lengerich would only be providing advisory services five to six days a month going forward. The advisor agreement may be terminated at any time upon written notice to the other party.
Donald Thompson
In 2018 the Company incurred consulting costs payable to a company associated with Donald Thompson, a member of the Company’s Board of Directors, in the amount of $121,546.
Loans to Related Parties
In connection with the issuance of restricted stock and for value received, in December 2015, the nonemployee members of our Board of Directors entered into a promissory note to pay the Company the principal sum of $951,245 with interest at a fixed rate of 1.68% per annum, compounded annually, on the unpaid balance of such principal sum. The promissory notes are secured by a pledge of the common stock issued to the nonemployee board members. The loans are classified as a reduction to stockholders’ deficit in the accompanying balance sheets. In determining the accounting for the promissory notes, management evaluated the legal provisions of the promissory notes as well as the Company’s intent to fully collect on the outstanding note amounts. The Company collected on the promissory notes in their entirety in 2018. See Note 12.
Recently Adopted Accounting Pronouncements
In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” or ASU 2016-09. ASU 2016-09 simplifies certain aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications in the statements of cash flows. ASU 2016-09 is effective for all entities other than public business entities for fiscal years beginning after December 15, 2017, and therefore, effective for the Company for the fiscal year ending December 31, 2018. Early adoption is permitted. The Company adopted ASU 2016-09 beginning January 1, 2018. Adoption of ASU 2016-09 did not have a material impact on the Company’s financial position, results of operations, or cash flows.
In May 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting” or ASU 2017-09. ASU 2017-09 amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. The Company adopted ASU 2017-09 beginning January 1, 2018. Adoption of ASU 2017-09 did not have a material impact on the Company’s financial position, results of operations, or cash flows.
New Accounting Pronouncements
As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers” or ASU 2014-09, which, along with subsequent ASUs, amends the existing accounting standards for revenue recognition. This guidance is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled to receive when products are transferred to customers. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period for public business entities, and for annual reporting periods beginning after December 15, 2018 for business entities that are not public. ASU 2014-09 is effective for the Company beginning January 1, 2019. ASU 2014-09 may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. Additionally, ASU 2014-09 requires enhanced disclosures, including revenue recognition policies to identify performance obligations to customers and significant judgments in measurement and recognition. The Company is currently in the process of assessing its adoption methodology for ASU 2014-09 and expects to use the modified retrospective method. The majority of the Company’s contracts with customers generally consist of a single performance obligation to transfer promised goods. Based on the Company’s evaluation process and review of its contracts with customers, the timing and amount of revenue recognized based on ASU 2014-09 is consistent with the Company’s revenue recognition policy under previous guidance. The Company has therefore currently determined that the adoption of ASU 2014-09 will not have a material impact on our financial position, results of operations, or cash flows. The Company will adopt and implement ASU 2014-09 effective January 1, 2019.
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” or ASU 2016-01, which makes amendments to the guidance in U.S. GAAP on the classification and measurement of financial instruments. ASU 2016-01 significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. For all entities other than public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2018, including interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company expects to adopt and implement ASU 2016-01 for the year ending December 31, 2019 and for interim periods beginning January 1, 2020. The Company does not expect that adoption of ASU 2016-01 will have a material impact on the Company’s financial position, results of operations, or cash flows.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires lessees to generally recognize most operating leases on the balance sheets but record expenses on the income statements in a manner similar to current accounting. ASU 2016-02 along with subsequent ASU’s on Topic 842 is effective for nonpublic companies for the annual reporting period beginning after December 15, 2019, and, therefore, effective for the Company beginning January 1, 2020. Early application is permitted. The Company is currently evaluating the impact ASU 2016-02 will have on its financial statements and currently expects that most operating lease commitments will be subject to ASU 2016-02 and will be recognized as operating lease liabilities and right-of-use assets upon adoption. While the Company has not yet quantified the impact, adjustments resulting from the adoption of ASU 2016-02 will materially increase total assets and total liabilities relative to such amounts reported prior to adoption.
In August 2016, the FASB issued ASU No. 2016-15, “Statements of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments” or ASU 2016-15, which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statements of cash flows. ASU 2016-15 is effective for annual periods (including interim periods) beginning after December 15, 2018 for business entities that are not public, should be applied retrospectively, and early adoption is permitted. The Company is currently evaluating the impact that will result from adopting ASU 2016-15 on its cash flows.
In June 2018, the FASB issued ASU No. 2018-07 “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”).” Under ASU 2018-07, the measurement of equity-classified nonemployee awards will be fixed at the grant date, and nonpublic entities are allowed to account for nonemployee awards using certain practical expedients that are already available for employee awards. The amendments in ASU 2018-07 are effective for nonpublic business entities for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. ASU 2018-07 is effective for the Company beginning January 1, 2020. Early adoption is permitted, but no earlier than the Company’s adoption date of Topic 606.
Subsequent Events
Subsequent events have been evaluated through March 27, 2019, which is the date the annual financial statements were available to be issued.